SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2025
Land Use Right [Member]
Property, Plant and Equipment [Line Items]
Land use right	Over the lease term
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years